SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accretion of Discount and Other Amortization (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Restated
Accretion of discount and other amortization
Accretion of net discount on securities, loans and other investments	$ (34,525)	$ (48,608)	$ (45,387)
Amortization of net discount on debt obligations	2,859	1,525	(823)
Amortization of deferred financing costs and interest rate cap premiums	1,056	2,751	3,740
Amortization of net deferred hedge (gains) and losses - debt	(11)	(1,250)	(2,316)
Accretion of discount and other amortization	$ (30,621)	$ (45,582)	$ (44,786)